Significant Accounting Policies - Summary of Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of Summary of accounts receivable [Abstract]
Accounts receivable	¥ 2,979	$ 428	¥ 6,485